Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Total deposits	$ 1,241,168	$ 1,231,687
U.S. dollars [member]
Disclosure of deposits [line items]
Total deposits	453,000	445,000
British pounds [member]
Disclosure of deposits [line items]
Total deposits	34,000	34,000
Euro [member]
Disclosure of deposits [line items]
Total deposits	46,000	49,000
Other currencies [member]
Disclosure of deposits [line items]
Total deposits	$ 30,000	$ 32,000